UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06041

The Central Europe, Russia and Turkey Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2014 (Unaudited)

THE CENTRAL EUROPE, RUSSIA AND TURKEY FUND, INC.
SCHEDULE OF INVESTMENTS — JANUARY 31, 2014 (unaudited)
Shares	Description	Value(a)
INVESTMENTS IN RUSSIA – 73.3%
	COMMON STOCKS – 66.5%
	COMMERCIAL BANKS – 12.7%
3,000,000	Bank St Petersburg	$3,344,100
11,500,000	Sberbank	30,962,600
600,000	TCS Group Holding*	6,540,000
1,000,000	VTB Bank (GDR) Reg S	2,540,000
		43,386,700
	CONSTRUCTION MATERIALS – 1.7%
1,700,000	LSR Group (GDR) Reg S	5,967,000
	DIVERSIFIED FINANCIAL SERVICES – 1.3%
2,500,000	Moscow Exchange	4,388,000
	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%
1,000,000	Rostelecom	3,145,400
	ELECTRIC UTILITIES – 1.9%
7,000,000,000	Inter RAO*	2,100,000
2,800,000	RusHydro (ADR)†	4,370,800
		6,470,800
	ENERGY EQUIPMENT & SERVICES – 1.1%
350,000	TMK	3,867,500
	FOOD & STAPLES RETAILING – 4.9%
55,000	Magnit	13,113,276
220,295	X5 Retail Group*	3,722,986
		16,836,262
	HOUSEHOLD DURABLES – 1.2%
600,000	PIK Group*	1,141,680
1,542,127	PIK Group (GDR) Reg S*	2,980,931
		4,122,611
	INDEPENDENT POWER PRODUCERS & ENERGY TRADERS – 0.8%
40,000,000	E.ON Russia	2,628,000
	METALS & MINING – 4.6%
47,500	MMC Norilsk Nickel	7,257,777
325,000	MMC Norilsk Nickel (ADR)	4,975,750
200,000	Severstal	1,605,780
250,000	Severstal (GDR) Reg S	2,030,000
		15,869,307
Shares	Description	Value(a)
	OIL, GAS & CONSUMABLE FUELS – 26.5%
5,000,000	Gazprom†	$41,300,000
75,000	LUKOIL	4,224,097
415,000	LUKOIL (ADR)	23,655,000
150,000	NovaTek (GDR) Reg S	18,315,000
100,000	Tatneft (ADR)	3,310,000
		90,804,097
	REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.9%
200,000	LSR Group	3,129,740
	ROAD & RAIL – 1.9%
500,000	Globaltrans Investment (GDR) Reg S	6,625,000
	WIRELESS TELECOMMUNICATION SERVICES – 6.1%
600,000	Mobile Telesystems	4,916,160
250,000	Mobile Telesystems (GDR) Reg S	4,231,703
10,000,000	Sistema JSFC	11,786,000
		20,933,863
	Total Common Stocks (cost $208,320,823)	228,174,280
	PREFERRED STOCKS – 6.8%
	DIVERSIFIED TELECOMMUNICATION SERVICES – 0.9%
1,600,000	Rostelecom (cost $5,151,597)	3,270,880
	OIL, GAS & CONSUMABLE FUELS – 5.9%
1,000	AK Transneft (cost $1,357,710)	2,269,181
15,000,000	Surgutneftegaz (cost $9,516,117)	10,827,000
1,000,000	Surgutneftegaz (ADR)† (cost $4,690,963)	7,120,000
		20,216,181
	Total Preferred Stocks (cost $20,716,387)	23,487,061
	Total Investments in Russia (cost $229,037,210)	251,661,341

THE CENTRAL EUROPE, RUSSIA AND TURKEY FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2014 (unaudited) (continued)

Shares	Description	Value(a)
INVESTMENTS IN POLAND – 12.1%
	COMMERCIAL BANKS – 5.4%
121,831	Bank Millennium*	$313,735
25,000	Bank Zachodni WBK	3,131,739
2,000,000	Getin Noble Bank*	1,972,599
1,000,000	Powszechna Kasa Oszczednosci Bank Polski	12,939,236
		18,357,309
	FOOD & STAPLES RETAILING – 1.5%
310,000	Jeronimo Martins SGPS	5,311,529
	INSURANCE – 2.3%
60,000	Powszechny Zaklad Ubezpieczen	7,849,169
	MEDIA – 0.2%
130,567	TVN*	642,649
	METALS & MINING – 1.3%
130,000	KGHM Polska Miedz	4,514,462
	ROAD & RAIL – 0.8%
95,427	PKP Cargo*†	2,734,916
	TEXTILES,APPAREL & LUXURY GOODS – 0.6%
720	LPP	2,009,387
	Total Investments in Poland (cost $35,871,987)	41,419,421
INVESTMENTS IN TURKEY – 8.3%
	AIRLINES – 0.6%
690,000	Turk Hava Yollari	2,050,981
	AUTOMOBILES – 0.3%
111,100	Ford Otomotiv Sanayi	967,685
	BEVERAGES – 0.5%
80,000	Coca-Cola Icecek	1,668,798
	BUILDING PRODUCTS – 0.5%
2,000,000	Trakya Cam Sanayii	1,843,440
	COMMERCIAL BANKS – 3.2%
2,000,000	Akbank*	5,080,485
1,750,000	Turkiye Garanti Bankasi	4,599,780
300,000	Turkiye Halk Bankasi	1,475,193
		11,155,458
Shares	Description	Value(a)
	DIVERSIFIED FINANCIAL SERVICES – 1.0%
1,000,000	Haci Omer Sabanci Holding	$3,294,377
	FOOD PRODUCTS – 0.3%
150,000	Ulker Biskuvi Sanayi	919,515
	INDUSTRIAL CONGLOMERATES – 0.8%
1,000,000	Enka Insaat ve Sanayi	2,840,132
	WIRELESS TELECOMMUNICATION SERVICES – 1.1%
750,000	Turkcell Iletism Hizmetleri*	3,684,675
	Total Investments in Turkey (cost $30,010,866)	28,425,061
INVESTMENTS IN HUNGARY – 1.4%
	COMMERCIAL BANKS – 0.5%
100,000	OTP Bank	1,829,636
	PHARMACEUTICALS – 0.9%
145,000	Richter Gedeon Nyrt	2,928,282
	Total Investments in Hungary (cost $3,360,332)	4,757,918
INVESTMENTS IN CZECH REPUBLIC – 1.3%
	COMMERCIAL BANKS – 1.3%
20,000	Komercni Banka	4,325,752
	Total Investments in Czech Republic (cost $3,522,944)	4,325,752
INVESTMENTS IN AUSTRIA – 0.6%
	COMMERCIAL BANKS – 0.6%
60,000	Erste Group Bank	2,185,137
	Total Investments in Austria (cost $2,174,449)	2,185,137
	Total Investments in Common and Preferred Stocks – 97.0% (cost $303,977,788)	332,774,630

THE CENTRAL EUROPE, RUSSIA AND TURKEY FUND, INC.

SCHEDULE OF INVESTMENTS — JANUARY 31, 2014 (unaudited) (continued)

Shares	Description	Value(a)
SECURITIES LENDING COLLATERAL – 0.7%
2,567,864	Daily Assets Fund Institutional, 0.08% (cost $2,567,864)(b)(c)	$2,567,864
CASH EQUIVALENTS – 1.7%
5,887,704	Central Cash Management Fund, 0.04% (cost $5,887,704)(c)	5,887,704
	Total Investments – 99.4% (cost $312,433,356)**	341,230,198
	Other Assets and Liabilities, Net – 0.6%	2,013,027
	NET ASSETS – 100.0%	$343,243,225

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*  Non-income producing security.
**  The cost for federal income tax purposes was $312,900,234. At January 31, 2014, net unrealized appreciation for all securities based on tax cost was $28,329,964. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $68,875,444 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $40,545,480.
†  All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2014 amounted to $2,438,056, which is 0.7% of net assets.
(a)  Value stated in U.S. dollars.
(b)  Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(c)  Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
ADR – American Depositary Receipt
GDR – Global Depositary Receipt
Reg S – Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
For purposes of its industry concentration policy, the Fund classifies issuers of portfolio securities at the industry sub-group level. Certain of the categories in the above Schedule of Investments consist of multiple industry subgroups or industries.

THE CENTRAL EUROPE, RUSSIA AND TURKEY FUND, INC.

SCHEDULE OF INVESTMENTS JANUARY 31, 2014 (unaudited) (continued)

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in these securities.

The following is a summary of the inputs used as of January 31, 2014 in valuing the Fund's investments.
Category	Level 1	Level 2	Level 3	Total
Common Stocks and/or Other Equity Investments(1)
Russia	$251,661,341	$—	$—	$251,661,341
Poland	41,419,421	—	—	41,419,421
Turkey	28,425,061	—	—	28,425,061
Hungary	4,757,918	—	—	4,757,918
Czech Republic	4,325,752	—	—	4,325,752
Austria	2,185,137	—	—	2,185,137
Short-Term Instruments(1)	8,455,568	—	—	8,455,568
Total	$341,230,198	$—	$—	$341,230,198

There have been no transfers between fair value measurement levels during the period ended January 31, 2014.

(1) See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	The Central Europe, Russia and Turkey Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	3/25/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	3/25/2014